Shareholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 17, 2020
Stock options, granted			1,000		2,000
Stock options, exercised
Share based compensation		$ 53	$ 63	$ 135	$ 172	$ 206	$ 443
Weighted average grant date fair value						$ 2.49	$ 3.90
Outstanding equity interests						51.00%
Restricted Stock Units (RSUs) [Member]
Restricted stock units, granted						77,000	74,000
Weighted average grant date fair value						$ 3.35	$ 5.13
Restricted Stock Units [Member]
Restricted stock units, granted			30,000	172,000	77,000	30,000
Weighted average grant date fair value			$ 2.76	$ 2.51	$ 2.95	$ 3.35	$ 5.13
Restricted Stock Units [Member] | Former Chief Executive Officer [Member]
Stock options, granted			30,000
Outstanding equity interests								51.00%
Share based payment vested number of shares	5,000			10,000	5,000
2019 Performance Incentive Plan [Member]
Stock option granted terms description				Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant.		Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant.
2019 Performance Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock option to purchase common stock				98,000		30,000
2019 Performance Incentive Plan [Member] | Common Stock [Member]
Stock option to purchase common stock				2,000		2,000
2019 Performance Incentive Plan [Member] | Maximum [Member]
Number of option available for grants		240,000		240,000		240,000
2010 Performance Incentive Plan [Member] | Common Stock [Member]
Stock option to purchase common stock				24,000		55,000
2010 Performance Incentive Plan [Member] | Restricted Stock Units [Member]
Stock option to purchase common stock				12,000		27,000
2014 Plan [Member]
Stock option to purchase common stock				85,000
Share-based awards expiration date, description				Expires in September 2024.